Vanguard Emerging Markets Government Bond Index Fu | ETF
Risk/Return
Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund ETF) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund ETF) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.35%

Examples

The following example is intended to help you compare the cost of investing in the Fund's ETF shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund ETF) Vanguard Emerging Markets Government Bond Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Government Bond Index Fund - ETF Shares	36	113	197	443

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20%, and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, would exceed the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years and, as of October 31, 2013, was 10.1 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers. Nondiversification risk for the Fund is high.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it purchases investment-grade and below investment-grade (also known as high-yield or junk) bonds.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund's monthly income to fluctuate accordingly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Athough it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specified period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) exchange officials deem such action is appropriate in the interest of a fair and orderly market for the protection of investors.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile, and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Government Bond Index Fu | Institutional
Risk/Return
Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund Institutional) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund Institutional) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.30%

Examples

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Institutional) Vanguard Emerging Markets Government Bond Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	105	171	242	453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20%, and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, would exceed the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years and, as of October 31, 2013, was 10.1 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers. Nondiversification risk for the Fund is high.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it purchases investment-grade and below investment-grade (also known as high-yield or junk) bonds.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund's monthly income to fluctuate accordingly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile, and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Government Bond Index Fu | Participant
Risk/Return
Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund Participant) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund Participant) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Management Fees	0.36%
12b-1 Distribution Fee	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Participant) Vanguard Emerging Markets Government Bond Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares	125	231	347	686

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20%, and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, would exceed the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years and, as of October 31, 2013, was 10.1 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers. Nondiversification risk for the Fund is high.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it purchases investment-grade and below investment-grade (also known as high-yield or junk) bonds.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund's monthly income to fluctuate accordingly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile, and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Government Bond Index Fu | Participant:
Risk/Return
Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund Participant:) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund Participant:) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.34%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Participant:) Vanguard Emerging Markets Government Bond Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	110	183	265	502

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20%, and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, would exceed the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years and, as of October 31, 2013, was 10.1 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers. Nondiversification risk for the Fund is high.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it purchases investment-grade and below investment-grade (also known as high-yield or junk) bonds.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund's monthly income to fluctuate accordingly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile, and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Government Bond Index Fu | Retail
Risk/Return
Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund Retail) Vanguard Emerging Markets Government Bond Index Fu (USD $)	Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.75%	0.75%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund Retail) Vanguard Emerging Markets Government Bond Index Fu	Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Management Fees	0.25%	0.36%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.13%
Total Annual Fund Operating Expenses	0.34%	0.49%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Retail) Vanguard Emerging Markets Government Bond Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	110	183	265	502
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares	125	231	347	686

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20%, and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, would exceed the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years and, as of October 31, 2013, was 10.1 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging markets will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk should be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of bonds issued by just a few or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers. Nondiversification risk for the Fund is high.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it purchases investment-grade and below investment-grade (also known as high-yield or junk) bonds.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund based on expected sensitivity of the portfolio to interest rate movement.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund's monthly income to fluctuate accordingly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile, and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard High Dividend Yield Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yield.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High Dividend Yield Index Fund ETF) Vanguard High Dividend Yield Index Fund	Vanguard High Dividend Yield Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High Dividend Yield Index Fund ETF) Vanguard High Dividend Yield Index Fund	Vanguard High Dividend Yield Index Fund - ETF Shares
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High Dividend Yield Index Fund ETF) Vanguard High Dividend Yield Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High Dividend Yield Index Fund - ETF Shares	10	32	56	128

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE High Dividend Yield Index, which consists of common stocks of companies that pay dividends that generally are higher than average. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from high-dividend paying stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund'sETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High Dividend Yield Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.38% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High Dividend Yield Index Fund ETF) Vanguard High Dividend Yield Index Fund	One Year	Five Years	Since Inception
Vanguard High Dividend Yield Index Fund - ETF Shares	30.26%	16.85%	6.36%
Vanguard High Dividend Yield Index Fund - ETF Shares Return After Taxes on Distributions	29.33%	16.24%	5.83%
Vanguard High Dividend Yield Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	17.78%	13.68%	5.06%
Vanguard High Dividend Yield Index Fund - ETF Shares Based on Market Value	30.27%	16.78%	6.35%
Vanguard High Dividend Yield Index Fund - ETF Shares FTSE High Dividend Yield Index	30.34%	16.97%	6.47%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard High Dividend Yield Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yield.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High Dividend Yield Index Fund Participant) Vanguard High Dividend Yield Index Fund	Vanguard High Dividend Yield Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High Dividend Yield Index Fund Participant) Vanguard High Dividend Yield Index Fund	Vanguard High Dividend Yield Index Fund - Investor Shares
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High Dividend Yield Index Fund Participant) Vanguard High Dividend Yield Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High Dividend Yield Index Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE High Dividend Yield Index, which consists of common stocks of companies that pay dividends that generally are higher than average. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from high-dividend-paying stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High Dividend Yield Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.43% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.44% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High Dividend Yield Index Fund Participant) Vanguard High Dividend Yield Index Fund	One Year	Five Years	Since Inception
Vanguard High Dividend Yield Index Fund - Investor Shares	30.13%	16.72%	6.11%
Vanguard High Dividend Yield Index Fund - Investor Shares FTSE High Dividend Yield Index	30.34%	16.97%	6.36%

Vanguard High Dividend Yield Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yield.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard High Dividend Yield Index Fund Retail) Vanguard High Dividend Yield Index Fund (USD $)	Vanguard High Dividend Yield Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard High Dividend Yield Index Fund Retail) Vanguard High Dividend Yield Index Fund	Vanguard High Dividend Yield Index Fund - Investor Shares
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard High Dividend Yield Index Fund Retail) Vanguard High Dividend Yield Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard High Dividend Yield Index Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE High Dividend Yield Index, which consists of common stocks of companies that pay dividends that generally are higher than average. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from high dividend-paying stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard High Dividend Yield Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.43% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.44% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High Dividend Yield Index Fund Retail) Vanguard High Dividend Yield Index Fund	One Year	Five Years	Since Inception
Vanguard High Dividend Yield Index Fund - Investor Shares	30.13%	16.72%	6.11%
Vanguard High Dividend Yield Index Fund - Investor Shares Return After Taxes on Distributions	29.22%	16.13%	5.60%
Vanguard High Dividend Yield Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	17.69%	13.57%	4.86%
Vanguard High Dividend Yield Index Fund - Investor Shares FTSE High Dividend Yield Index	30.34%	16.97%	6.36%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard International Explorer Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Explorer Fund Participant) Vanguard International Explorer Fund	Vanguard International Explorer Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Explorer Fund Participant) Vanguard International Explorer Fund	Vanguard International Explorer Fund - Investor Shares
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Explorer Fund Participant) Vanguard International Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Explorer Fund - Investor Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36%.

Primary Investment Strategies

The Fund invests primarily in the equity securities of small-capitalization companies located in numerous countries outside the United States that the advisors believe offer the potential for capital appreciation. In doing so, each advisor considers, among other things, whether the company has the potential for above-average earnings growth, whether the company's securities are attractively valued, and whether the company has a sustainable competitive advantage. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization growth stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investments in the consumer discretionary and industrial sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Standard & Poor's EPAC SmallCap Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 32.45% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.05% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard International Explorer Fund Participant) Vanguard International Explorer Fund	One Year	Five Years	Ten Years
Vanguard International Explorer Fund - Investor Shares	30.24%	17.32%	9.95%
Vanguard International Explorer Fund - Investor Shares Standard & Poor's EPAC SmallCap Index	27.93%	16.98%	9.71%

Vanguard International Explorer Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Explorer Fund Retail) Vanguard International Explorer Fund (USD $)	Vanguard International Explorer Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Explorer Fund Retail) Vanguard International Explorer Fund	Vanguard International Explorer Fund - Investor Shares
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Explorer Fund Retail) Vanguard International Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Explorer Fund - Investor Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36%.

Primary Investment Strategies

The Fund invests primarily in the equity securities of small-capitalization companies located in numerous countries outside the United States that the advisors believe offer the potential for capital appreciation. In doing so, each advisor considers, among other things, whether the company has the potential for above-average earnings growth, whether the company's securities are attractively valued, and whether the company has a sustainable competitive advantage. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization growth stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investments in the consumer discretionary and industrial sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Standard & Poor's EPAC SmallCap Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 32.45% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.05% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard International Explorer Fund Retail) Vanguard International Explorer Fund	One Year	Five Years	Ten Years
Vanguard International Explorer Fund - Investor Shares	30.24%	17.32%	9.95%
Vanguard International Explorer Fund - Investor Shares Return After Taxes on Distributions	28.74%	16.70%	8.85%
Vanguard International Explorer Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	17.73%	14.07%	8.26%
Vanguard International Explorer Fund - Investor Shares Standard & Poor's EPAC SmallCap Index	27.93%	16.98%	9.71%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mid-Cap Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Growth Fund Participant) Vanguard Mid-Cap Growth Fund	Vanguard Mid-Cap Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Fund Participant) Vanguard Mid-Cap Growth Fund	Vanguard Mid-Cap Growth Fund - Investor Shares
Management Fees	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Growth Fund Participant) Vanguard Mid-Cap Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Growth Fund - Investor Shares	52	164	285	640

Portfolio Turnover

Under normal circumstances, the Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in common stocks of mid-size companies. In selecting investments, each advisor invests in those mid-size companies that it believes have the best prospects for future growth. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Growth Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.32% (quarter ended December 31, 2004 ), and the lowest return for a quarter was -23.88% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Mid-Cap Growth Fund Participant) Vanguard Mid-Cap Growth Fund	One Year	Five Years	Ten Years
Vanguard Mid-Cap Growth Fund - Investor Shares	34.15%	21.72%	9.75%
Vanguard Mid-Cap Growth Fund - Investor Shares Russell Midcap Growth Index	35.74%	23.37%	9.77%

Vanguard Mid-Cap Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mid-Cap Growth Fund Retail) Vanguard Mid-Cap Growth Fund (USD $)	Vanguard Mid-Cap Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Fund Retail) Vanguard Mid-Cap Growth Fund	Vanguard Mid-Cap Growth Fund - Investor Shares
Management Fees	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mid-Cap Growth Fund Retail) Vanguard Mid-Cap Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mid-Cap Growth Fund - Investor Shares	52	164	285	640

Portfolio Turnover

Under normal circumstances, the Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83%.

Primary Investment Strategies

The Fund invests at least 80% of its assets in common stocks of mid-size companies. In selecting investments, each advisor invests in those mid-size companies that it believes have the best prospects for future growth. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mid-Cap Growth Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.32% (quarter ended December 31, 2004 ), and the lowest return for a quarter was -23.88% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Mid-Cap Growth Fund Retail) Vanguard Mid-Cap Growth Fund	One Year	Five Years	Ten Years
Vanguard Mid-Cap Growth Fund - Investor Shares	34.15%	21.72%	9.75%
Vanguard Mid-Cap Growth Fund - Investor Shares Return After Taxes on Distributions	30.44%	20.69%	8.88%
Vanguard Mid-Cap Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	21.00%	17.69%	7.90%
Vanguard Mid-Cap Growth Fund - Investor Shares Russell Midcap Growth Index	35.74%	23.37%	9.77%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Selected Value Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Management Fees	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	44	138	241	542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests mainly in the stocks of mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Selected Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	One Year	Five Years	Ten Years
Vanguard Selected Value Fund - Investor Shares	42.04%	21.85%	10.62%
Vanguard Selected Value Fund - Investor Shares Russell Midcap Value Index	33.46%	21.16%	10.25%

Vanguard Selected Value Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Management Fees	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	44	138	241	542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests mainly in the stocks of mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Selected Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund	One Year	Five Years	Ten Years
Vanguard Selected Value Fund - Investor Shares	42.04%	21.85%	10.62%
Vanguard Selected Value Fund - Investor Shares Return After Taxes on Distributions	40.23%	21.29%	9.85%
Vanguard Selected Value Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	25.21%	17.97%	8.71%
Vanguard Selected Value Fund - Investor Shares Russell Midcap Value Index	33.46%	21.16%	10.25%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.